SHARE-BASED COMPENSATION - Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation
Compensation expenses to options granted	¥ 114,652	¥ 116,064	¥ 234,624
Cost of revenues
Share-based compensation
Compensation expenses to options granted	9,408	6,932	16,245
Sales and marketing expenses
Share-based compensation
Compensation expenses to options granted	17,987	12,972	20,682
General and administrative expenses
Share-based compensation
Compensation expenses to options granted	18,164	27,776	63,326
Research and development expenses
Share-based compensation
Compensation expenses to options granted	¥ 69,093	¥ 68,384	¥ 134,371